Share capital	3 Months Ended
Jan. 31, 2023
Text block [abstract]
Share capital
Note 9.    Share capital
Common shares

$ millions, except number of shares, for the three months ended			2023 Jan. 31			2022 Oct. 31	2022 Jan. 31
	Number of shares	(1)	Amount	Number of shares	(1)	Amount	Number of shares	(1)	Amount
Balance at beginning of period	906,040,097		$ 14,726	904,691,173		$14,643	901,655,952		$14,351
Issuance pursuant to:
Equity-settled share-based compensation plans (2)	131,331		6	48,754		3	1,076,678		59
Shareholder investment plan (3)	4,746,425		272	669,608		40	453,030		36
Employee share purchase plan	740,514		44	593,192		38	532,740		40
	911,658,367		$ 15,048	906,002,727		$14,724	903,718,400		$14,486
Purchase of common shares for cancellation	–		–	–		–	(1,800,000)		(29)
Treasury shares	(29,571)		(2)	37,370		2	4,230		–
Balance at end of period	911,628,796		$ 15,046	906,040,097		$14,726	901,922,630		$14,457
(1)
On April 7, 2022, CIBC shareholders approved a
two-for-one
share split (Share Split) of CIBC’s issued and outstanding common shares. Each shareholder of record at the close of business on May 6, 2022 (Record Date) received one additional share on May 13, 2022 (Payment Date) for every one share held on the Record Date. All common share numbers and per common share amounts have been adjusted to reflect the Share Split as if it was retroactively applied to the beginning of 2022.

(2)	Includes the settlement of contingent consideration related to prior acquisitions.
(3)
Commencing with the dividends paid on January 27, 2023, the participants in the Dividend Reinvestment Option and Stock Dividend Option of the Shareholder Investment Plan received a 2% discount from average market price on dividends reinvested in additional common shares issued from Treasury.

Normal course issuer bid
Our normal course issuer bid expired on December 12, 2022. Under this bid, we purchased and cancelled 1,800,000 common shares (on a post share basis) at an average price of $74.43 for a total amount of $134 million during the first quarter of 2022.
Preferred shares and other equity instruments
Non-cumulative Rate Reset Class A Preferred Shares Series 47 (NVCC)
Holders of the Non-cumulative Rate Reset Class A Preferred Shares Series 47 (NVCC) (Series 47 shares) had the option to convert their shares into Non-cumulative Floating Rate Class A Preferred Shares Series 48 (NVCC) (Series 48 shares) on a one-for-one basis on January 31, 2023. As the conditions for conversion were not met, no Series 48 shares were issued, and all of the Series 47 shares remain outstanding. The dividend on the Series 47 shares was reset to 5.878%, payable quarterly as and when declared by the
Board of Directors
, effective for the five-year period commencing January 31, 2023.
Regulatory capital, leverage and total loss absorbing capacity ratios
Our capital, leverage and total loss absorbing capacity (TLAC) ratios are presented in the table below:

$ millions, as at		2023 Jan. 31	2022 Oct. 31
Common Equity Tier 1 (CET1) capital (1)		$36,649	$37,005
Tier 1 capital (1)	A	41,592	41,946
Total capital (1)		49,045	48,263
Total risk-weighted assets (RWA)	B	315,038	315,634
CET1 ratio		11.6%	11.7%
Tier 1 capital ratio		13.2%	13.3%
Total capital ratio		15.6%	15.3%
Leverage ratio exposure (2)	C	$967,199	$961,791
Leverage ratio	A/C	4.3%	4.4%
TLAC available	D	$91,961	$95,136
TLAC ratio	D/B	29.2%	30.1%
TLAC leverage ratio	D/C	9.5%	9.9%
(1)
The
2022 results included the impact of the ECL transitional arrangement announced by OSFI on March 27, 2020. The transitional arrangement resulted in a portion of ECL allowances that would otherwise be included in Tier 2 capital qualifying for inclusion in CET1 capital. Starting November 1, 2022, the ECL transitional arrangement was no longer applicable.

(2)	The temporary exclusion of Central bank reserves from the leverage ratio exposure measure in response to the onset of the COVID-19 pandemic remains applicable until April 1, 2023.
Our regulatory capital ratios are determined in accordance with the Capital Adequacy Requirements Guideline issued by OSFI, which are based on the capital standards developed by the Basel Committee on Banking Supervision. CIBC has been designated by OSFI as a domestic systemically important bank
(D-SIB)
in Canada, and is subject to a CET1 surcharge equal to 1.0
% of RWA. OSFI also expects
D-SIBs
to hold a Domestic Stability Buffer (DSB) of 2.5%, which was increased to
3.0
% effective February 1, 2023. The resulting targets established by OSFI for
D-SIBs,
including all buffer requirements, for the CET1, Tier 1, and Total capital ratios are 10.5%, 12.0%, and 14.0%, respectively as at January 31, 2023. These targets may be higher for certain institutions at OSFI’s discretion.
To supplement risk-based capital requirements, OSFI expects federally regulated deposit-taking institutions to have a leverage ratio, which is a non-risk-based
capital metric, that meets or exceeds 3.0%. This minimum may be higher for certain institutions at OSFI’s discretion.
OSFI also requires
D-SIBs
to maintain a supervisory target TLAC ratio (which builds on the risk-based capital ratios) and a minimum TLAC leverage ratio (which builds on the leverage ratio). OSFI expects
D-SIBs
to have a minimum risk-based TLAC ratio of 21.5% plus the then applicable DSB requirement (2.5% as noted above), and a minimum TLAC leverage ratio of 6.75%.
During the quarter ended January 31, 2023, we have complied with OSFI’s regulatory capital, leverage ratio, and TLAC requirements.